15. INCOME TAXES	6 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]
15. INCOME TAXES

On June 28, 2012, Starboard converted from a Delaware limited liability company to a Delaware C-Corporation. The conversion resulted in a change in the Company’s tax status from nontaxable to taxable for federal and state income tax purposes. Income (loss) from June 28, 2012 and forward is considered taxable. For the six months ended June 30, 2013 (unaudited) and for the year ended December 31, 2012, the Company estimated that its current and deferred tax provision was as follows:

	June 30, 2013	December 31, 2012
Current taxes:	(unaudited)
Federal	$	$
State			66,117
			66,117
Deferred taxes:
Federal	(205,339)		14,818,045
State	16,038		454,463
	(189,301)		15,272,508
Total current and deferred taxes	$(189,301)		$15,338,625

A reconciliation of income tax expense (benefit) computed by applying the U.S. federal statutory income tax rate and the reported effective tax rate on income for the six months ended June 30, 2013 (unaudited) and for the year ended December 31, 2012 are as follows:

	June 30, 2013	December 31, 2012
	(unaudited)

Income tax provision calculated using the federal statutory income tax rate (10)	$(326,186)	$(760,086)
State income taxes, net of federal income taxes (10)	(57,562)	(122,772)
Additional expense due to LLC to C-Corporation conversion (11)		15,496,018
Permanent differences and other	194,447	725,465
Total income tax expense (benefit)	$(189,301)	$15,338,625

(10)	Prior to June 28, 2012, the Company's tax liability flowed to the members of the Company.

(11)	Under ASC 740, Income Taxes, when an entity has a change in tax status from non-taxable to taxable, the entity is required to recognize deferred tax assets and liabilities associated with the initial temporary tax differences at the time of the change in tax status. The recognition of initial temporary differences is recorded in income from continuing operations.

Deferred income taxes arise from temporary differences in the recognition of certain items for income tax and financial reporting purposes. The approximate tax effects of significant temporary differences which comprise the deferred tax assets and liabilities at June 30, 2013 (unaudited) and December 31, 2012 are as follows:

	June 30, 2013	December 31, 2012
	(unaudited)
Deferred tax assets
Federal and state net operating loss carryforwards	$3,518,981	$1,608,834
Derivatives	20,257	57,186
Stock-based compensation	774,793	322,622
Asset retirement obligations	536,805	757,072
Total deferred tax assets	4,851,907	2,745,714

Deferred tax liabilities:
Oil and natural gas properties and other equipment	(19,590,901)	(17,673,862)
Goodwill	(343,784)	(344,360)
Total deferred tax liabilities	(19,934,685)	(18,018,222)
Total net deferred tax liability	$(15,082,778)	$(15,272,508)

At June 30, 2013 (unaudited), the Company has net operating losses as follows:

	Amount	Expiration
Net operating losses:
Federal	$10,624,044	Dec. 2032 to 2033
State	1,643,052	Dec. 2032 to 2033

At December 31, 2012, the Company has net operating losses as follows:

	Amount	Expiration
Net operating losses:
Federal	$4,857,181	December 2032
State